SCHEDULE OF BASIC AND DILUTED PER ORDINARY SHARE AND PER ADS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss		$ 12,103	$ 11,138	$ 18,410
Basic loss per Ordinary Share (in USD)	[1]	$ (0.12)	$ (0.14)	$ (0.42)
Diluted loss per Ordinary Share (in USD)	[1]	(0.12)	(0.14)	(0.42)
Basic loss per ADS (in USD)	[2]	(10.8)	(12.6)	(37.8)
Diluted loss per ADS (in USD)	[2]	$ (10.8)	$ (12.6)	$ (37.8)
Weighted average number of Ordinary Shares outstanding used in computing basic loss per share	[1],[3]	100,748	66,657	47,336
Weighted average number of Ordinary Shares outstanding used in computing diluted loss per share	[1],[3]	100,748	66,657	47,336
Weighted average number of ADSs outstanding used in computing basic loss per ADS	[2]	1,119	741	526
Weighted average number of ADSs outstanding used in computing diluted loss per ADS	[2]	1,119	741	526

[1]	All share and per share amounts have been retrospectively adjusted to reflect the 1:7 reverse share split effected in August 2025.
[2]	On April 21, 2023, the Company changed the ratio of its ADSs to its Ordinary Shares from the former ADS ratio of one (1) ADSs to five (5) Ordinary Shares, to a new ADS ratio of one (1) ADS to thirty (30) Ordinary Shares. On February 26, 2026, the Company changed the ratio of its ADSs to its Ordinary Shares from the former ADS Ratio of one (1) ADSs to thirty (30) Ordinary Shares, to a new ADS ratio of one (1) ADS to ninety (90) Ordinary Shares. For all the periods presented, basic and diluted, loss per ADS has been retrospectively adjusted.
[3]	All share and per-share amounts have been retrospectively adjusted to reflect the 1:7 reverse share split effected On August 15, 2025